Goodwill impairment loss (Details)	3 Months Ended		6 Months Ended
	Feb. 28, 2025 CAD ($)	Feb. 29, 2024 CAD ($)	Feb. 28, 2025 CAD ($)	Feb. 29, 2024 CAD ($)	Feb. 28, 2025 USD ($)	Aug. 31, 2024 CAD ($)
Goodwill impairment loss
Impairment of goodwill		$ 4,274,000		$ 4,274,000
Boat rental operation CGU
Goodwill impairment loss
Impairment of goodwill	$ 0	$ 4,274,000	$ 0	$ 4,274,000
Goodwill	$ 0		$ 0			$ 0
Expected working capital cash absorption ratio			20.00%
Post tax discount rate	28.00%		28.00%		28.00%
Long term growth rate	2.00%		2.00%		2.00%
Boat rental operation CGU | Less than one year
Goodwill impairment loss
Expected earnings before interest, taxes, depreciation and amortization ("EBITDA") as a percentage of revenues			12.70%
Expected annual capital expenditure needs for the CGU					$ 56,500
Boat rental operation CGU | 2025
Goodwill impairment loss
Expected earnings before interest, taxes, depreciation and amortization ("EBITDA") as a percentage of revenues			15.80%
Expected annual capital expenditure needs for the CGU					126,000
Boat rental operation CGU | 2026
Goodwill impairment loss
Expected earnings before interest, taxes, depreciation and amortization ("EBITDA") as a percentage of revenues			19.30%
Expected annual capital expenditure needs for the CGU					346,800
Boat rental operation CGU | 2027
Goodwill impairment loss
Expected earnings before interest, taxes, depreciation and amortization ("EBITDA") as a percentage of revenues			19.90%
Expected annual capital expenditure needs for the CGU					594,259
Boat rental operation CGU | 2028
Goodwill impairment loss
Expected earnings before interest, taxes, depreciation and amortization ("EBITDA") as a percentage of revenues			20.70%
Expected annual capital expenditure needs for the CGU					229,820
Boat rental operation CGU | 2029
Goodwill impairment loss
Expected annual capital expenditure needs for the CGU					234,310
Boat rental operation CGU | 2029 and thereafter
Goodwill impairment loss
Expected earnings before interest, taxes, depreciation and amortization ("EBITDA") as a percentage of revenues			21.50%
Boat rental operation CGU | Thereafter
Goodwill impairment loss
Expected annual capital expenditure needs for the CGU					$ 238,876